SCHEDULE OF WARRANTS (Details) - Warrant [Member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	3,544,242	2,289,744
Granted		1,254,498
Exercised
Ending balance	3,544,242	3,544,242